Debt	12 Months Ended
Dec. 31, 2016
Debt disclosure
Debt disclosure [Text Block]

8.                       DEBT

Debt outstanding was as follows:

(at December 31, in millions)	2016	2015
Short-term:
Commercial paper	$100	$100
5.75% Senior notes due December 15, 2017	450	—
6.25% Senior notes due June 20, 2016	—	400
Total short-term debt	550	500

Long-term:
5.75% Senior notes due December 15, 2017	—	450
5.80% Senior notes due May 15, 2018	500	500
5.90% Senior notes due June 2, 2019	500	500
3.90% Senior notes due November 1, 2020	500	500
7.75% Senior notes due April 15, 2026	200	200
7.625% Junior subordinated debentures due December 15, 2027	125	125
6.375% Senior notes due March 15, 2033	500	500
6.75% Senior notes due June 20, 2036	400	400
6.25% Senior notes due June 15, 2037	800	800
5.35% Senior notes due November 1, 2040	750	750
4.60% Senior notes due August 1, 2043	500	500
4.30% Senior notes due August 25, 2045	400	400
8.50% Junior subordinated debentures due December 15, 2045	56	56
3.75% Senior notes dues May 15, 2046	500	—
8.312% Junior subordinated debentures due July 1, 2046	73	73
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067	107	107
Total long-term debt	5,911	5,861
Total debt principal	6,461	6,361
Unamortized fair value adjustment	47	49
Unamortized debt issuance costs	(71)	(66)
Total debt	$6,437	$6,344

2016 Debt Issuance.  On May 11, 2016, the Company issued $500 million aggregate principal amount of 3.75% senior notes that will mature on May 15, 2046.  The net proceeds of the issuance, after the deduction of underwriting and other expenses, totaled approximately $491 million.  Interest on the senior notes is payable semi-annually in arrears on May 15 and November 15.  Prior to November 15, 2045, the senior notes may be redeemed, in whole or in part, at the Company’s option, at any time or from time to time, at a redemption price equal to the greater of (a) 100% of the principal amount of any senior notes to be redeemed or (b) the sum of the present values of the remaining scheduled payments of principal and interest on any senior notes to be redeemed (exclusive of interest accrued to the date of redemption) discounted to the date of redemption on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the then current Treasury Rate (as defined in the senior notes), plus 20 basis points.  On or after November 15, 2045, the senior notes may be redeemed, in whole or in part, at the Company’s option, at any time or from time to time, at a redemption price equal to 100% of the principal amount of any senior notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.

2016 Debt Repayment.  On June 20, 2016, the Company’s $400 million, 6.25% senior notes matured and were fully paid.

2015 Debt Issuance. On August 25, 2015, the Company issued $400 million aggregate principal amount of 4.30% senior notes that will mature on August 25, 2045.  The net proceeds of the issuance, after original issuance discount and the deduction of underwriting expenses and commissions and other expenses, totaled approximately $392 million.  Interest on the senior notes is payable semi-annually in arrears on February 25 and August 25.  Prior to February 25, 2045, the senior notes may be redeemed, in whole or in part, at the Company’s option, at any time or from time to time, at a redemption price equal to the greater of (a) 100% of the principal amount of any senior notes to be redeemed or (b) the sum of the present values of the remaining scheduled payments of principal and interest on any senior notes to be redeemed (exclusive of interest accrued to the date of redemption) discounted to the date of redemption on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the then current Treasury Rate (as defined in the senior notes), plus 25 basis points.  On or after February 25, 2045, the senior notes may be redeemed, in whole or in part, at the Company’s option, at any time or from time to time, at a redemption price equal to 100% of the principal amount of any senior notes to be redeemed.

2015 Debt Repayment.  On December 1, 2015, the Company’s $400 million, 5.50% senior notes matured and were fully paid.

Description of Debt

Commercial Paper—The Company maintains an $800 million commercial paper program, supported by a $1.0 billion bank credit agreement that expires on June 7, 2018.  (See “Credit Agreement” discussion that follows.)  Interest rates on commercial paper issued in 2016 ranged from 0.35% to 0.55%, and in 2015 ranged from 0.09% to 0.30%.

Senior Notes—The Company’s various senior debt issues are unsecured obligations that rank equally with one another.  Interest payments are made semi-annually.  The Company generally may redeem some or all of the notes prior to maturity in accordance with terms unique to each debt instrument.

Junior Subordinated Debentures—The Company’s $107 million remaining aggregate principal amount of 6.25% fixed-to-floating rate debentures bear interest at an annual rate of 6.25% from the date of issuance to, but excluding, March 15, 2017, payable semi-annually in arrears on March 15 and September 15.  From and including March 15, 2017, the debentures will bear interest at an annual rate equal to three-month LIBOR plus 2.215%, payable quarterly on March 15, June 15, September 15 and December 15 of each year.  The Company can redeem the debentures at its option, in whole or in part, at any time on or after March 15, 2017 at a redemption price of 100% of the principal amount being redeemed plus accrued but unpaid interest.  The Company can redeem the debentures at its option prior to March 15, 2017 (a) in whole at any time or in part from time to time or (b) in whole, but not in part, in the event of certain tax or rating agency events relating to the debentures, at a redemption price equal to the greater of 100% of the principal amount being redeemed and the applicable make-whole amount, in each case plus any accrued and unpaid interest.

The Company has the right, on one or more occasions, to defer the payment of interest on the debentures. The Company will not be required to settle deferred interest until it has deferred interest for five consecutive years or, if earlier, made a payment of current interest during a deferral period. The Company may defer interest for up to ten consecutive years without giving rise to an event of default.  Deferred interest will accumulate additional interest at an annual rate equal to the annual interest rate then applicable to the debentures.

The debentures have a final maturity date of March 15, 2067 and a scheduled maturity date of March 15, 2037.  The Company can redeem the debentures at its option any time (as described above) using any source of funds, including cash.  If the Company chooses not to redeem the debentures, then during the 180-day period ending not more than 15 and not less than ten business days prior to the scheduled maturity date, the Company will be required to use commercially reasonable efforts to sell enough qualifying capital securities to permit repayment of the debentures at the scheduled maturity date.  If any debentures remain outstanding after the scheduled maturity date, unless and until the Company redeems the debentures (as described above) using any source of funds, including cash, the Company shall be required to use its commercially reasonable efforts on a quarterly basis to raise sufficient proceeds from the sale of qualifying capital securities to permit the repayment in full of the debentures.  If there are remaining debentures at the final maturity date, the Company is required to redeem the debentures using any source of funds.  Qualifying capital securities are securities (other than common stock, qualifying warrants, mandatorily convertible preferred stock, debt exchangeable for common equity, and debt exchangeable for preferred equity) which generally are treated by the ratings agencies as having similar equity content to the debentures.

The Company’s three other junior subordinated debenture instruments are all similar in nature to each other.  Three separate business trusts issued preferred securities to investors and used the proceeds to purchase the Company’s subordinated debentures.  Interest on each of the instruments is paid semi-annually.

The Company’s consolidated balance sheet includes the debt instruments acquired in a business acquisition, which were recorded at fair value as of the acquisition date. The resulting fair value adjustment is being amortized over the remaining life of the respective debt instruments using the effective-interest method. The amortization of the fair value adjustment reduced interest expense by $2 million and $1 million for the years ended December 31, 2016 and 2015, respectively.

The following table presents merger-related unamortized fair value adjustments and the related effective interest rate:

			Unamortized Fair Value Purchase Adjustment at December 31,		Effective Interest Rate
(in millions)	Issue Rate	Maturity Date	2016	2015	to Maturity
Subordinated debentures	7.625%	Dec. 2027	$14	$15	6.147%
	8.500%	Dec. 2045	15	15	6.362%
	8.312%	Jul. 2046	18	19	6.362%
Total			$47	$49

The Travelers Companies, Inc. fully and unconditionally guarantees the payment of all principal, premiums, if any, and interest on certain debt obligations of its subsidiaries TPC and Travelers Insurance Group Holdings Inc. The guarantees pertain to the $200 million 7.75% notes due 2026 and the $500 million 6.375% notes due 2033.

Maturities—The amount of debt obligations, other than commercial paper, that become due in each of the next five years is as follows: 2017, $450 million; 2018, $500 million; 2019, $500 million; 2020, $500 million; and 2021, $0.

Credit Agreement

The Company is party to a five-year, $1.0 billion revolving credit agreement with a syndicate of financial institutions that expires on June 7, 2018.  Pursuant to the credit agreement covenants, the Company must maintain a minimum consolidated net worth, defined as shareholders’ equity determined in accordance with GAAP plus (a) trust preferred securities (not to exceed 15% of total capital) and (b) mandatorily convertible securities (combined with trust preferred securities, not to exceed 25% of total capital) less goodwill and other intangible assets, of $13.73 billion.  In addition, the credit agreement contains other customary restrictive covenants as well as certain customary events of default, including with respect to a change in control, which is defined to include the acquisition of 35% or more of the Company’s voting stock and certain changes in the composition of the Company’s board of directors.  At December 31, 2016, the Company was in compliance with these covenants.  Generally, the cost of borrowing under this agreement will range from LIBOR plus 87.5 basis points to LIBOR plus 150 basis points, depending on the Company’s credit ratings.  At December 31, 2016, that cost would have been LIBOR plus 112.5 basis points, had there been any amounts outstanding under the credit agreement.  This credit agreement also supports the Company’s commercial paper program.

Shelf Registration

In June 2016, the Company filed with the Securities and Exchange Commission a universal shelf registration statement that expires on June 17, 2019 for the potential offering and sale of securities to replace the Company’s previous universal registration statement that had expired three years after its effective date.  The Company may offer these securities from time to time at prices and on other terms to be determined at the time of offering.